Equity Compensation Plans (Summary Of Weighted Average Fair Values Of Awards Valued Using Black-Scholes Option Pricing Model And Weighted Average Assumptions Used To Develop Fair Value Estimates) (Detail) (USD $)
	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Rollover Option	Nov. 01, 2011 Stock Options Predecessor	Dec. 31, 2010 Stock Options Predecessor	Dec. 31, 2009 Stock Options Predecessor	Dec. 31, 2009 EBS Equity Plan Grant Units Predecessor	Dec. 31, 2009 EBS Equity Plan Grant Units With Performance Conditions Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 762.51	$ 6.66	$ 6.95	$ 7.54	$ 8.51	$ 6.66
Expected dividend yield
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5 years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days	5 years 7 months 6 days	6 years 4 months 24 days